SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

In February 2021, the Company, partnering with a business unit of the Macquarie Group as a minority investor, closed the Japan Green Infrastructure Fund and raised a total of JPY22 billion (approximately $208 million) committed capital to develop new projects in Japan.